Summary Prospectus

February 29, 2016, as supplemented through June 29, 2016

American Independence
Navellier Defensive Alpha Fund

Institutional	|	FMGRX	|	026762708
Class A	|	IFCSX	|	026762807
Class C	|	FMGCX	|	026762732

The Fund’s statutory Prospectus and Statement of Additional Information dated February 29, 2016, as supplemented through June 29, 2016, are incorporated into and made part of this Summary Prospectus by reference. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.americanindependence.com. You can also get this information at no cost by calling 866-410-2006 or by sending an e-mail request to info@americanindependence.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Click here to view the fund’s statutory prospectus
or statement of additional information

FUND SUMMARY – AMERICAN INDEPENDENCE NAVELLIER DEFENSIVE ALPHA FUND

(formerly, the Rx Dynamic Stock Fund)

Investment Objective.

The American Independence Navellier Defensive Alpha Fund’s (the “Fund”) investment objective is to provide investors with long-term capital appreciation.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing With The Fund” starting on page 14 of the Fund’s Prospectus.

Institutional
Class Shares

Class A
Shares

Class C
Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as
a percentage of offering price at the time of purchase)	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage
of original purchase price or redemption proceeds,
whichever is less)	None	None	1.00	%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	0.39%	1.00%
Other Expenses	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses	1.85%	2.24%	2.85%
Fee Waivers and Expense Reimbursements(2)	-0.69%	-0.69%	-0.69%
Net Annual Fund Operating Expenses After Fee Waivers
and Expense Reimbursements(2)	1.16%	1.55%	2.16%

(1)	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.
(2)	RiskX~~American Independence~~ Investments, LLC (“RiskX Investments~~American Independence~~” or the “Adviser”) has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2017 in order to keep the Total Annual Fund Operating Expenses to 1.16%, 1.55% and 2.16% of the Fund’s average net assets for Institutional Class shares, Class A shares and Class C shares, respectively. The contractual expense limitation does not apply to any taxes, brokerage commissions, interest on borrowings, acquired fund fees, extraordinary expenses, or short sale dividend and interest expenses. The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Institutional Class Shares	$118		$515	$936	$2,113
Class A Shares	$724		$1,173	$1,647	$2,951
Class C Shares	$322		$818	$1,443	$3,126

For the share class listed below, you would pay the following if you did not redeem your shares:

	1	Year	3 Years	5 Years	10 Years
Class C Shares	$219		$818	$1,443	$3,126

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year ended, October 31, 2015, the Fund’s portfolio turnover rate was 120% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies. The Fund seeks long-term capital appreciation by allocating among a concentrated portfolio of equity positions and cash. Stocks will be evaluated with a growth-oriented approach to selecting the equities of companies that Navellier and Associates, Inc. (“Navellier”) considers to have superior appreciation potential. The allocation among stocks and cash is determined by a proprietary “Dynamic Asset Allocation” model that seeks to respond quickly to changing market conditions.

Unlike other “fully invested” equity funds, the Fund uses cash as a defensive hedge. During market volatility, the portfolio is designed to methodically rotate from 100% equity to as much as 100% cash. The Fund will have a concentrated portfolio with a maximum of 20 securities; therefore, the Fund will be a non-diversified fund as that term is defined under the 1940 Act.

Between 0% - 100% of the Fund’s portfolio will be invested in a maximum of 20 equity securities;
between	0% - 100% of the Fund’s portfolio may be invested in cash and/or short-term investments.
Up to 20% of the Fund’s portfolio may be invested in a single sector (currently there are ten sectors –
Energy,	Materials, Industrials, Consumer Discretionary, Consumer Staples, Healthcare, Financials,
Information	Technology, Utilities, and Telecommunication Services).
All equity investments will be invested in stocks issued by companies with market capitalizations over
$3	billion at the time of purchase.
May invest up to 20% of the Fund’s net assets, plus any borrowings for investment purposes, in equity
securities	of foreign issuers through Depositary Receipts and similar investments that are traded on a
U.	S. stock exchange. Depositary receipts are issued by a bank that purchases shares of a non-U.S.
company	and issues shares based on the foreign holdings. Unsponsored depositary receipts are
organized	independently, without the cooperation of the issuer of the underlying securities. Types of
depositary	receipts include American Depositary Receipts (“ADRs”) and Global Depositary Receipts

(“GDRs”). ADRs trade on a U.S. exchange and thus are subject to registration and disclosure requirements under the Securities Acts of 1933 and Securities Exchange Act of 1934, each as amended, and GDRs trade on the London Stock Exchange.

Main types of securities in which the Fund may invest:

  Common stocks of U.S. companies, including real estate investment trusts (“REITS”)
  ADRs and GDRs
  Short-term money market securities, including cash, money market mutual funds, and Treasury Bills

Principal Risks. Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the level of risk you are willing to take. The Fund is not intended to be a complete investment program. You could lose money by investing in the Fund. A summary of the principal risks of investing in the Fund can be found below: Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Mid- and Small-Cap Risk. Because mid-sized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of smaller companies in particular may be thinly traded, making them potentially more difficult to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may also hurt small businesses more than larger ones.

Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets.

Political Risk. A greater potential for revolts, and the expropriation of assets by governments exists when investing in securities of foreign countries.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. Currency rates in foreign countries may fluctuate significantly over short periods of time.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 39.6%) and could increase brokerage commission costs.

Management Risk. The Fund is subject to management risk, because it is an actively managed investment portfolio, and may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Non-Diversified Fund Risk. The Fund is “non-diversified” under the 1940 Act, and therefore is not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Sector Concentration Risk. The Fund may invest a substantial portion of its assets within one or more economic sectors. To the extent the Fund is concentrated in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are less diversified across sectors. Since the benchmark’s sector weights influence the Fund’s sector exposure, the Fund may tend to be more heavily weighted in consumer discretionary, consumer staples, health care and information technology companies.

Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk. Companies in the consumer staples sector could be affected by, among other things, consumer tastes, government regulation, marketing, and consumer confidence. In addition, consumer staples companies may be subject to other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Health Care Sector Risk. Companies in the health care sector could be affected by, among other things, patent protection, government regulation, research and development costs, litigation, and competitive forces. In addition, companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restriction on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services.

Technology Sector Risk. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation and competition. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the information technology sector could be affected by, among other things, volatility in the companies’ growth rates, competition for qualified labor, and overall economic conditions.

Real Estate Investment Trusts (“REITs”) Risk. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. REITs’ share prices may decline because of adverse developments affecting the real estate industry, including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a given REIT will fail to qualify for favorable tax treatment.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Past Performance. The bar chart and the table listed below give some indication of the risks of an investment in the Fund (and its predecessor) by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1-, 5- and 10-year periods compare with those of the Fund’s benchmark, the Russell 1000 Growth Index. Prior to December 15, 2015, the Fund’s benchmark was the Russell 1000 Value Index. The change in the Fund’s benchmark to the Russell 1000 Growth Index from the Russell 1000 Value Index occurred due to the Adviser’s change in management of the Fund from a value-oriented approach to a growth-oriented approach. Prior to March 1, 2007 the Fund was managed by Barrow, Hanley, Mewhinney & Strauss, Inc.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class Shares and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A and Class C shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.americanindependence.com or by calling the Fund at 1-888-266-8787.

AMERICAN INDEPENDENCE NAVELLIER DEFENSIVE ALPHA FUND PERFORMANCE BAR CHART AND TABLE

YEAR-BY-YEAR TOTAL RETURNS AS OF DECEMBER 31

AVERAGE ANNUAL TOTAL RETURNS
For the Period Ended December 31, 2015

	1	Year	5 Years	10 Years
Institutional Class Shares
Return Before Taxes	-6.51%		7.46%	7.31%
Return After Taxes on Distributions	-15.65%		-0.64%	2.54%
Return After Taxes on Distributions and sale of	0.01%		3.93%	4.93%
shares
Class A Shares (Return Before Taxes)	-12.18%		5.85%	6.27%
Class C Shares (Return Before Taxes)	-7.99%		6.41%	6.57%
Russell 1000 Growth Index (reflects no deduction for
fees, expenses or taxes)	5.67%		13.53%	8.53%
Russell 1000 Value Index (reflects no deduction for	-3.83%		11.27%	6.16%
fees, expenses or taxes)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Returns for Class A shares and Class C shares reflect the deduction of sales loads. After-tax returns for Class A shares and Class C shares, which are not shown, will vary from those shown for Institutional Class shares.

Management.

Investment Adviser.

The Adviser for the Fund is RiskX~~American Independence~~ Investments, LLC (the “Adviser” or “RiskX Investments~~American Independence~~”) (formerly, American Independence Financial Services,~~RiskX Investments~~, LLC).

Sub-Adviser.

The Sub-Adviser for the Fund is Navellier & Associates, Inc. (“Navellier”).

Portfolio Management.

				Managed the
Manager Name	Primary Title		Firm	Fund Since
Louis G. Navellier	Chief Investment Officer, Chief		Navellier	2016
Executive Officer, and Chairman
Phillip Mitteldorf	Portfolio Manager		Navellier	2016

Purchase and Sale Information.

Purchase minimums
	Institutional	Class A	Class C
	Class Shares	Shares	Shares
Initial Purchase	$250,000	$5,000	$5,000
Subsequent Purchases	$5,000	$250	$250

How to purchase and redeem shares on any business day:

  Through Matrix Capital Group, Inc. (the “Distributor”)
  Through banks, brokers and other investment representatives
  Through retirement plan administrators and record keepers
  Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.americanindependence.com or by calling 1-888-266-8787).
  Redemptions: by calling 1-888-266-8787 or by writing to the Fund at the address below:

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.